INCOME TAXES - U.S. Tax Reform (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Provisional deferred income tax recovery			$ 816
Increase in regulatory liabilities for businesses subject to RRA			1,686
Additional deferred income tax recovery	$ 52
Additional deferred income tax recovery for businesses subject to RRA	115
U.S. Tax Reform
Income Tax Contingency [Line Items]
Amortization of regulatory liability		$ 58
Net regulatory liability	$ 1,394	$ 1,394	1,686
Other Post-Retirement Benefit Plans
Income Tax Contingency [Line Items]
Provisional deferred income tax recovery			$ 12